Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment Properties
Investment properties, beginning	R$ 46,126	R$ 46,274	R$ 47,562
Additions	648
Depreciation	(48)	(48)	(48)
Investment properties, ending	R$ 46,726	46,126	46,274
Write-offs and disposals		R$ (100)
Transfers			R$ (1,240)